UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4175

Dreyfus Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Cash Management
October 31, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--43.9%	Principal Amount ($)	Value ($)

Alliance & Leicester PLC (London)
5.33%, 11/13/07	200,000,000	200,000,000
Allied Irish Banks PLC (London)
5.33%, 11/6/07 - 11/8/07	200,000,000	200,000,000
American Express Centurion Bank
5.20%, 1/4/08	23,000,000	23,000,000
American Express Company
5.20%, 1/4/08	100,000,000	100,000,000
Banca Monte dei Paschi di Siena SpA (London) (Yankee)
5.04% - 5.80%, 12/13/07 - 1/24/08	840,000,000	840,004,980
Banco Bilbao Vizcaya Argentaria Puerto Rico (London) (Yankee)
5.24%, 1/15/08	500,000,000	500,007,195
Bank of Ireland (Yankee)
5.20%, 12/11/07	43,200,000 a	43,223,403
Bank of Scotland PLC (London)
5.52%, 12/20/07	100,000,000	100,000,000
Barclays Bank PLC (Yankee)
5.08% - 5.25%, 1/9/08 - 3/19/08	800,000,000	800,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
5.33%, 11/6/07	100,000,000	100,000,000
Canadian Imperial Bank of Commerce
5.84%, 11/2/07	2,800,000 b	2,800,000
Credit Agricole (London)
5.31%, 11/1/07	150,000,000	150,000,000
Credit Suisse (Yankee)
5.31%, 11/8/07	400,000,000	400,000,000
DEPFA BANK PLC (Yankee)
4.92% - 5.12%, 1/23/08 - 1/30/08	700,000,000 a	700,000,000
HBOS Treasury Services PLC (London)
5.80%, 12/11/07	400,000,000	400,000,000
HSH Nordbank AG (Yankee)
5.30% - 5.45%, 11/5/07 - 11/13/07	400,000,000 a	400,000,000
Landesbank Hessen-Thuringen Girozentrale (London)
5.31%, 11/9/07	100,000,000	100,000,000
Mizuho Corporate Bank (Yankee)
5.04%, 11/16/07	200,000,000	200,000,000
Natixis (Yankee)
5.30%, 11/5/07	100,000,000	100,000,000
Royal Bank of Canada (Yankee)
5.35%, 11/9/07	5,700,000	5,699,836
Royal Bank of Scotland PLC (Yankee)
5.20% - 5.68%, 11/19/07 - 1/10/08	750,000,000	750,000,000
Skandinaviska Enskilda Banken AB (Yankee)
5.03% - 5.46%, 11/13/07 - 2/25/08	370,000,000	370,000,000
Societe Generale (London) (Yankee)
5.20% - 5.35%, 1/4/08 - 1/18/08	550,000,000	549,999,329

Svenska Handelsbanken (Yankee)
5.53%, 11/14/07	200,000,000	200,000,000
Swedbank (ForeningsSparbanken AB) (Yankee)
5.12%, 4/7/08	250,000,000	250,000,000
UBS AG (Yankee)
5.50%, 3/12/08	220,000,000	220,000,000
UniCredito Italiano SpA (London) (Yankee)
5.14% - 5.30%, 12/21/07 - 2/19/08	530,000,000	530,002,478
Wachovia Bank, N.A.
5.50%, 11/26/07	200,000,000	200,000,000
Total Negotiable Bank Certificates of Deposit
(cost $8,434,737,221)		8,434,737,221
Commercial Paper--32.3%

Allied Irish Banks PLC
5.06%, 2/20/08	100,000,000	98,467,583
Aquinas Funding LLC
5.25% - 5.29%, 12/20/07 - 1/2/08	144,375,000 a	143,273,939
Atlantis One Funding Corp.
5.20% - 5.29%, 1/4/08 - 1/17/08	560,000,000 a	554,226,658
Bank of America Corp.
5.32%, 12/27/07	250,000,000	247,975,833
Bank of America N.A.
5.32%, 11/9/07	200,000,000	199,767,689
Barclays U.S. Funding Corp.
5.16%, 4/4/08	100,000,000	97,834,306
Bavaria TRR Corp.
5.07%, 11/20/07	200,000,000 a	199,466,944
Cancara Asset Securitisation Ltd.
5.29%, 1/15/08	300,000,000 a	296,740,625
Chariot Funding LLC
5.22%, 12/20/07	76,424,000 a	75,888,289
Citigroup Funding Inc.
5.35% - 5.57%, 12/4/07 - 3/7/08	570,000,000	562,329,161
Commerzbank U.S. Finance Inc.
5.13% - 5.14%, 2/15/08 - 2/22/08	800,000,000	787,624,750
Dexia Delaware LLC
5.08%, 12/7/07	450,000,000	447,732,000
FCAR Owner Trust, Ser. I
5.08% - 5.42%, 11/6/07 - 1/22/08	480,000,000	476,331,728
Gotham Funding Corp.
5.35%, 1/31/08	100,000,000 a	98,672,917
Harrier Finance Funding Ltd.
5.31%, 11/9/07	100,000,000 a	99,885,222
ICICI Bank Ltd.
5.35%, 12/14/07	8,500,000	8,447,046
JPMorgan Chase & Co.
5.15%, 2/4/08	200,000,000	197,329,444
Morgan Stanley
5.20%, 3/28/08	50,000,000	48,958,861
Old Line Funding LLC
5.15%, 12/13/07	90,395,000 a	89,857,150
Raiffeisen Zentralbank Oesterreich

5.30%, 11/2/07	150,000,000	149,978,479
Santander Central Hispano Finance (Delaware) Inc.
5.51%, 3/14/08	202,000,000	197,969,876
Scaldis Capital Ltd.
5.15% - 5.28%, 12/13/07 - 12/21/07	45,686,000 a	45,372,347
Societe Generale N.A. Inc.
5.11% - 5.31%, 11/5/07 - 1/8/08	232,000,000	230,425,646
Solitaire Funding Ltd.
5.00% - 5.15%, 1/18/08 - 1/29/08	450,000,000 a	444,688,875
Swedbank (ForeningsSparbanken AB)
5.22%, 1/8/08	84,100,000	83,281,894
Tempo Finance Ltd.
5.35%, 1/31/08	125,000,000 a	123,341,146
Windmill Funding Corp.
5.13% - 5.14%, 12/4/07 - 12/14/07	194,700,000 a	193,598,645
Total Commercial Paper
(cost $6,199,467,053)		6,199,467,053
Corporate Notes--6.6%

Cullinan Finance Ltd.
4.57%, 4/22/08 - 5/15/08	300,000,000 a,b	299,983,962
Fifth Third Bancorp
4.95%, 11/23/07	200,000,000 b	200,000,000
General Electric Capital Corp.
4.91%, 11/26/07	100,000,000 b	100,000,000
Links Finance LLC
4.57%, 11/20/07	100,000,000 a,b	99,999,480
Morgan Stanley
5.25%, 11/6/07	250,000,000 b	250,000,000
Sigma Finance Inc.
4.57%, 11/6/07 - 1/15/08	325,000,000 a,b	324,998,215
Total Corporate Notes
(cost $1,274,981,657)		1,274,981,657
Promissory Note--2.1%

Goldman Sachs Group Inc.
5.07% - 5.20%, 4/1/08 - 6/17/08
(cost $410,000,000)	410,000,000 [c]	410,000,000
Time Deposits--2.6%

Branch Banking & Trust Co. (Grand Cayman)
4.50%, 11/1/07	417,000,000	417,000,000
Key Bank U.S.A., N.A. (Grand Cayman)
4.44%, 11/1/07	90,000,000	90,000,000
Total Time Deposits
(cost $507,000,000)		507,000,000
Repurchase Agreements--12.5%

Bear Stearns Cos. Inc.
5.04%, dated 10/31/07, due 11/1/07 in the amount of
$190,026,000 (fully collateralized by $195,105,000
Federal Home Loan Mortgage Corp., Participation
Certificates, 5.50%, due 11/1/37, value $193,800,359)	190,000,000	190,000,000
Citigroup Global Markets Holdings Inc.
5.09%, dated 10/31/07, due 11/1/07 in the amount of

$160,022,611 (fully collateralized by $170,679,050
Corporate Bonds, 4.80%-8.875%, due 8/15/08-6/1/66, value
$164,800,000)	160,000,000	160,000,000
Credit Suisse (USA) Inc.
5.09%, dated 10/31/07, due 11/1/07 in the amount of
$300,042,396 (fully collateralized by $299,146,000
Corporate Bonds, 3.50%-9.36%, due 5/15/08-11/1/34,
value $309,002,988)	300,000,000	300,000,000
Deutsche Bank Securities
5.06%, dated 10/31/07, due 11/1/07 in the amount of
$400,056,194 (fully collateralized by $10,239,769,856
Corporate Bonds, 0%-10.965%, due 4/15/10-12/11/49,
value $412,000,000)	400,000,000	400,000,000
Merrill Lynch & Co. Inc.
5.09%-5.10%, dated 10/31/07, due 11/1/07 in the
amount of $500,070,764 (fully collateralized by
$520,944,487 Corporate Bonds, 5.375%-10.25%, due
12/15/07-5/1/37, value $525,007,749)	500,000,000	500,000,000
Morgan Stanley
4.80%, dated 10/31/07, due 11/1/07 in the amount of
$500,066,667 (fully collateralized by $1,420,884,328
Corporate Bonds, 0%-9.878%, due 4/22/19-10/25/46,
value $518,759,339)	500,000,000	500,000,000
UBS Securities LLC
5.04%, dated 10/31/07, due 11/1/07 in the amount of
$358,050,095 (fully collateralized by $313,802,000
Corporate Bonds, 1.75%-7.875%, due 7/26/10-10/1/37,
value $368,741,746)	358,000,000	358,000,000
Total Repurchase Agreements
(cost $2,408,000,000)		2,408,000,000
Total Investments (cost $19,234,185,931)	100.0%	19,234,185,931
Cash and Receivables (Net)	.0%	4,557,815
Net Assets	100.0%	19,238,743,746

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, these securities amounted to $4,233,217,817 or 22.0% of net assets.
b Variable rate security--interest rate subject to periodic change.
c These notes were acquired for investment, and not with the intent to distribute or sell. Securities restricted as to public resale. These securities were acquired from 9/21/07 to 10/2/07 at a cost of $410,000,000. At October 31, 2007, the aggregate value of these securities was $410,000,000 representing 2.1% of net assets and are valued at amortized cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Cash Management

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 18, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)